Basis of Presentation & Consolidation - Additional Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) reportable_segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Prior Period Reclassification Adjustment									$ 3,700
Non-cash change in restructuring accrual									$ 2,065	$ 3,667	$ 0
Number of Reportable Segments | reportable_segment									3
Net revenues	$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	$ 4,868	3,877	3,957
Net income/(loss) attributable to Caesars	2,004	$ (433)	$ (1,432)	$ (507)	(464)	$ (244)	$ (2,054)	$ (287)	(368)	(3,049)	6,012
Total assets	25,436				14,936				25,436	14,936
Total liabilities	22,139				16,543				22,139	16,543
Long-term Debt	8,913				$ 6,838				8,913	6,838
Gain on deconsolidation of subsidiaries									31	$ 0	$ 7,125
CBIC, LLC [Member]
Variable Interest Entity [Line Items]
Equity Method Investments, Fair Value Disclosure	$ 28								28
Gain on deconsolidation of subsidiaries									$ 31
Horseshoe Casino Baltimore [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets												$ 350
Total liabilities												356
Long-term Debt												$ 294